+TYPE       13F-HR
PERIOD     09/30/08
FILER
      CIK    0001278235
      CCC    fmd$iqt4
FILER
SROS      NONE
SUBMISSION-CONTACT
      NAME          GABE OLIVERI
      PHONE         212-372-2510
NOTIFY-INTERNET     goliveri@jetcap.com
DOCUMENT
                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          Washington,  D. C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment          [   ];   Amendment Number:
This Amendment (Check only one.):[   ]  is a new restatement.
                                 [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		      Jet Capital Investors, L.P.
Address:              667 Madison Avenue, 9th Floor
		      New York,  NY 10021

13F File Number:      28-11127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			     Matthew Mark
Phone:			     212-372-2500
Signature,    Place,  and   Date of Signing:

Matthew Mark,  New York, NY, Nov 13, 2008

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT.
[   ]		13F NOTICE.
[   ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		34

Form 13F Information Table Value Total:	     $155,539
                                            (thousands)

List of Other Included Managers:

NONE

       Form 13F Information Table
                                                          Value     Shares/  Sh/ Put/ Invstmt Other
Name of Issuer                 Title of class   CUSIP     (x$1000)  Prn Amt  Prn Call Dscretn Managers   Sole     Shared   None
BARR PHARMACEUTICALS INC       COM              068306109    14692   225000  SH       Defined            225000
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306      106    18200  SH       Defined             18200
CLARUS CORP                    COM              182707109      103    20000  SH       Defined             20000
CONSTELLATION ENERGY GROUP I   COM              210371100     1580    65000  SH       Defined             65000
DRS TECHNOLOGIES INC           COM              23330X100     1151    15000  SH       Defined             15000
ENTERGY CORP                   COM              29364G103     8901   100000  SH       Defined            100000
FORTISSIMO ACQUISITION CORP    COM              34958F107      729   128000  SH       Defined            128000
GENENTECH INC                  COM NEW          368710406     6172    69600  SH       Defined             69600
HLTH CORP                      COM              40422Y101    10287   900000  SH       Defined            900000
HUGHES COMMUNICATIONS INC      COM              444398101    14989   408409  SH       Defined            408409
IMCLONE SYS INC                COM              45245W109     5972    95700  SH       Defined             95700
INTERNATIONAL RECTIFIER CORP   COM              460254105     9986   525000  SH       Defined            525000
MARATHON OIL CORP              COM              565849106     3588    90000  SH       Defined             90000
OPTI INC                       COM              683960108       28    14437  SH       Defined             14437
WACHOVIA CORP NEW              COM              929903102     2483   709440  SH       Defined            709440
WESTERNZAGROS RESOURCES LTD    COM              960008100     2010  1738500  SH       Defined           1738500
TERANET INCOME FUND            COM              88078Y107     1384   135000  SH       Defined            135000
BB&T CORP                      COM              054937107      932    25000  SH CALL  Defined             25000
CONSTELLATION ENERGY GROUP I   COM              210371100     5553   228500  SH CALL  Defined            228500
ENTERGY CORP                   COM              29364G103    14687   165000  SH CALL  Defined            165000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654v408      176     4000  SH CALL  Defined              4000
QUALCOMM INC                   COM              747525103     4383   102000  SH CALL  Defined            102000
WACHOVIA CORP NEW              COM              929903102     1150   328500  SH CALL  Defined            328500
ARKANSAS BEST CORP DEL         COM              040790107     3137    93600  SH PUT   Defined             93600
CONSTELLATION ENERGY GROUP I   COM              210371100     2027    83400  SH PUT   Defined             83400
DRS TECHNOLOGIES INC           COM              23330X100     2686    35000  SH PUT   Defined             35000
HSBC HLDGS PLC                 SPON ADR NEW     404280406    11316   140000  SH PUT   Defined            140000
MERRILL LYNCH & CO INC         COM              590188108     7590   300000  SH PUT   Defined            300000
POPULAR INC                    COM              733174106      841   101400  SH PUT   Defined            101400
RAYMOND JAMES FINANCIAL INC    COM              754730109      660    20000  SH PUT   Defined             20000
TEVA PHARMACEUTICALS INDS LTD  ADR              881624209     6456   141000  SH PUT   Defined            141000
WEBMD HEALTH CORP              CL A             94770V102     3007   101100  SH PUT   Defined            101100
WERNER ENTERPRISES INC         COM              950755108     1083    50000  SH PUT   Defined             50000
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506     5697    90000  SH PUT   Defined             90000